Average Annual Total Returns{- Fidelity® GNMA Fund} - 07.31 Fidelity GNMA Fund PRO-06 - Fidelity® GNMA Fund	Fidelity GNMA Fund-Default Return Before Taxes Past 1 year	Fidelity GNMA Fund-Default Return Before Taxes Past 5 years	Fidelity GNMA Fund-Default Return Before Taxes Past 10 years	Fidelity GNMA Fund-Default After Taxes on Distributions Past 1 year	Fidelity GNMA Fund-Default After Taxes on Distributions Past 5 years	Fidelity GNMA Fund-Default After Taxes on Distributions Past 10 years	Fidelity GNMA Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity GNMA Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity GNMA Fund-Default After Taxes on Distributions and Sales Past 10 years	LB020 Past 1 year	LB020 Past 5 years	LB020 Past 10 years
Total	5.71%	2.16%	3.24%	4.65%	1.19%	2.08%	3.37%	1.22%	2.05%	5.85%	2.32%	3.21%